Additional Information - Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Jun. 30, 2022
Additional Information - Condensed Financial Information of the Parent Company
Schedule of condensed statements of operations and comprehensive loss

Unaudited condensed statements of operations and comprehensive loss:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
Operating expenses:
Selling and marketing expenses	(18)	—	—
General and administrative expenses	(3,366)	(2,950)	(440)
Total operating expenses	(3,384)	(2,950)	(440)
Interest income, net	202	55	8
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(19,667)	(53,527)	(7,991)
Others, net	253	256	40
Net loss	(22,596)	(56,166)	(8,383)
Other comprehensive (loss)/income:
Foreign currency translation adjustments	(1,603)	88	13
Total comprehensive loss	(24,199)	(56,078)	(8,370)

Schedule of condensed balance sheets
12.	Additional Information – Condensed Financial Information of the Parent Company (Continued)

Condensed balance sheets:

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$
		(Unaudited)	(Unaudited)
ASSETS
Current assets:
Cash and cash equivalents	41,811	10,106	1,509
Prepayment and other current assets	1,016	1,195	178
Receivables due from subsidiaries, VIEs and subsidiaries of VIEs	106,845	113,414	16,932
Total current assets	149,672	124,715	18,619
Non-current assets:
Investments in subsidiaries, VIEs and subsidiaries of VIEs	52,139	27,482	4,103
Total non-current assets	52,139	27,482	4,103
TOTAL ASSETS	201,811	152,197	22,722
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other taxes payable	6,081	6,401	956
Other current liabilities	360	1,673	250
Total current liabilities	6,441	8,074	1,206
Non-current liabilities:
Other non-current liabilities	957	743	110
Total non-current liabilities	957	743	110
TOTAL LIABILITIES	7,398	8,817	1,316
SHAREHOLDERS’ EQUITY
Class A ordinary shares	182	183	28
Class B ordinary shares	35	35	5
Treasury stock	(45,886)	(45,886)	(6,851)
Additional paid-in capital	1,231,135	1,236,179	184,557
Accumulated deficit	(983,645)	(1,039,811)	(155,240)
Accumulated other comprehensive loss	(7,408)	(7,320)	(1,093)
TOTAL SHAREHOLDERS’ EQUITY	194,413	143,380	21,406
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	201,811	152,197	22,722

Schedule of condensed statements of cash flows

Unaudited condensed statements of cash flows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB	US$
Net cash used in operating activities	(531)	(1,248)	(186)
Cash flows from investing activities:
Cash paid for investments in subsidiaries, VIEs and subsidiaries of VIEs	(6,463)	(31,769)	(4,743)
Cash received from maturity of time deposits	45,674	—	—
Net cash/generated from/(used in) investing activities	39,211	(31,769)	(4,743)
Cash flows from financing activities:
Net cash generated from financing activities	—	—	—
Effect of exchange rate changes on cash and cash equivalents	(880)	1,312	196
Net increase/(decrease) in cash and cash equivalents	37,800	(31,705)	(4,733)
Cash and cash equivalents at the beginning of the period	46,501	41,811	6,242
Cash and cash equivalents at the end of the period	84,301	10,106	1,509